Purchases and other expenses	12 Months Ended
Dec. 31, 2020
Purchases and other expenses [abstract]
External purchases

6.1    External purchases

(in millions of euros)	2020	2019(1)	2018
Commercial, equipment expenses and content rights	(6,868)	(7,293)	(7,228)
o/w costs of terminals and other equipment sold	(3,575)	(4,042)	(4,123)
o/w advertising, promotional, sponsoring and rebranding costs	(736)	(823)	(850)
Service fees and inter-operator costs	(4,529)	(4,608)	(4,923)
o/w interconnexion costs	(3,186)	(3,212)	(3,335)
Other network expenses, IT expenses	(3,503)	(3,253)	(3,192)
Other external purchases	(2,791)	(2,706)	(3,220)
o/w rental expenses	(151)	(241)	(1,181)
Total	(17,691)	(17,860)	(18,563)

(1)	2019 figures have been restated of the IFRS IC decision on lease term (see Note 2.3.1).

Accounting policies

Firm purchase commitments are disclosed as unrecognized contractual commitments (see Note 16).

Advertising, promotion, sponsoring, communication and brand development costs are recorded as expenses during the period in which they are incurred.

At January 1, 2019, lease expenses include rental payments on leases with an enforceable period, with no option to extend, of 12 months or less, leases where the value, when new, of the underlying asset is less than approximately 5,000 euros, and variable lease payments which were not included in the measurement of the lease liability (see Note 10).

Other operating expenses

6.2    Other operating expenses

(in millions of euros)	2020	2019	2018
Allowances and losses on trade receivables – telecom activities	(383)	(315)	(277)
Litigation	(238)	(107)	(10)
Cost of bank credit risk	(31)	(10)	(7)
Expenses from universal service	(19)	(21)	(38)
Acquisition and integration costs(1)	(18)	(17)	—
Operating foreign exchange gains (losses)	19	(4)	3
Other expenses	(119)	(124)	(176)
Total	(789)	(599)	(505)

(1)	Since January 1, 2019, acquisition and integration costs are presented in other operating expenses. In 2018, those costs were presented in restructuring costs (see Note 6.3).

Impairment and losses on trade receivables from telecom activities are detailed in Note 5.3.

The cost of credit risk exclusively applies only to Mobile Financial Services and includes impairment charges and reversals on fixed-income securities, loans and receivables to customers as well as impairment charges and reversals relating to guarantee commitments given, losses on receivables and recovery of amortized debts. In the context of the health crisis, parameters used for the assessment of the credit risk have been updated (see Note 17.2.3).

Expenses for legal disputes for which provisions or immediate payment have been made include the reassessment of the risk related to various disputes.

(in millions of euros)	2020	2019	2018
Provisions for litigation - in the opening balance	643	572	779
Additions with impact on income statement	119	99	35
Reversals with impact on income statement	(29)	(8)	(25)
Discounting with impact on income statement	0	—	3
Utilizations without impact on income statement (1)	(205)	(22)	(221)
Changes in consolidation scope	—	1	1
Translation adjustment	(2)	0	3
Reclassifications and other items	—	1	(3)
Provisions for litigation - in the closing balance	525	643	572
o/w non-current provisions	46	45	67
o/w current provisions	479	598	505

(1)	In 2020, mainly related to the Digicel litigation (see Note 18). In 2018, mainly related to the payment of the fine in Poland for 152 million euros.

Payments related to some litigation are directly recorded in other operating expenses.The Group’s significant litigations are described in Note 18.

Accounting policies

Litigation

In the ordinary course of business, the Group is involved in a number of legal and arbitration proceedings and administrative actions described in Note 18.

The costs which may result from these proceedings are accrued at the reporting date if the Group has a present obligation towards a third party resulting from a past event and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and the amount of that liability can be quantified or estimated within a reasonable range. The amount of provision recorded is based on a case-by-case assessment of the risk level, and events arising during the course of legal proceedings may require a reassessment of this risk. Where appropriate, litigation cases may be analyzed as contingent liabilities, which correspond to:

–  probable obligations arising from past events that are not recognized because their existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the Company’s control; or

–  present obligations arising from past events that are not recognized because it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation or because the amount of the obligation cannot be measured with sufficient reliability.

Acquisition and integration costs

Acquisition and integration costs are incurred at the time of acquisition of legal entities (costs linked to the acquisition of the entity, consultancy fees, training costs for new staff, migration costs associated with customer offers, labor expenses associated with the transition). They are incurred over a maximum period of 12 months following the acquisition date.

Restructuring costs

6.3    Restructuring and integration costs

(in millions of euros)	2020	2019	2018
Restructuring costs	(25)	(132)	(189)
Departure plans(1)	(15)	(68)	(30)
Lease property restructuring (2)	2	5	(28)
Distribution channels(3)	(5)	(26)	(11)
Other	(8)	(43)	(120)
Acquisition and integration costs (4)	—	—	(10)
Acquisition costs of investments	—	—	(10)
Total restructuring costs	(25)	(132)	(199)

(1)	Mainly voluntary departure plans of Orange Polska in 2019 (approximately 2,100 people).
(2)	Essentially related to vacant leases in France.
(3)	Essentially concerns the costs related to the end of the relationship with some distributors.
(4)	From January, 1 2019, acquisition and integration costs are presented in "Other operating expenses".

Some restructuring and integration costs are directly recorded in operating income and are not included in the following movements of provisions:

(in millions of euros)	2020	2019	2018
Restructuring provisions - in the opening balance	216	389	377
Additions with impact on income statement	12	97	162
Reversals releases with impact on income statement	(17)	(13)	(15)
Discounting with impact on income statement	4	1	—
Utilizations without impact on income statement	(95)	(124)	(143)
Translation adjustment	(3)	1	(1)
Reclassifications and other items (1)	—	(135)	9
Restructuring provisions - in the closing balance	117	216	389
o/w non-current provisions	53	96	230
o/w current provisions	64	120	159

(1)	Starting January 1, 2019, following IFRS 16 application, restructuring provisions related to leases are presented in "Impairment of right-of-use assets". Only rental charges and taxes are presented in restructuring provisions.

Accounting policies

Restructuring costs

The adjustment of Group activities in line with changes in the business environment may also incur other types of transformation costs. These actions may have a negative effect on the period during which they are announced or implemented; for instance but not limited to, some of the transformation plans approved by the internal governance bodies.

Provisions are recognized only when the restructuring has been announced and the Group has drawn up or started to implement a detailed formal plan prior to the end of the reporting period.

The types of costs approved by the Group as restructuring costs primarily consist of:

–  employee  departure plans;

–  indemnities resulting from termination of suppliers contracts linked to a fundamental reorganization (compensation paid to suppliers to terminate contracts, etc.);

–  cost of vacant buildings (out of the scope of IFRS 16);

–  transformation plans for communication network infrastructures;

–  onerous contracts related to the termination or fundamental reorganization of business: during the course of a contract, when the economic circumstances that prevailed at inception change, some commitments towards the suppliers may become onerous, i.e. the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it.

Broadcasting rights and equipment inventories

6.4    Broadcasting rights and equipment inventories

(in millions of euros)	December 31,	December 31,	December 31,
	2020	2019	2018
Handset inventories (1)	485	534	678
Other products/services sold	75	78	41
Available broadcasting rights	93	89	73
Other supplies	223	270	242
Gross value	874	970	1,034
Depreciation	(60)	(63)	(69)
Net book value	814	906	965

(1)	Of which inventories treated as consignment with distributors amounting to 40 million euros as at December 31, 2020, 35 million euros as at December 31, 2019 and 49 million euros as at December 31, 2018.

(in millions of euros)	2020	2019	2018
Net balance of inventories in the opening balance	906	965	827
Business related variations(1)	(70)	(64)	138
Changes in the scope of consolidation	—	2	2
Translation adjustment	(8)	2	(1)
Reclassifications and other items	(14)	1	(1)
Net balance of inventories in the closing balance	814	906	965

(1)	Business related variations include depreciations on inventories.

Accounting policies

Network maintenance equipment and equipment intended for sale to customers are measured at the lower of cost or likely realizable value. The cost corresponds to the purchase or production cost determined by the weighted average cost method.

Handset inventories include inventories treated as consignment with distributors when these are qualified, for accounting purposes, as agents in the sales of handsets bought from the Group.

Film or sports broadcasting rights are recognized in the statement of financial position when they are available for exhibition and expensed when broadcast.

Prepaid expenses

6.5    Prepaid expenses

	December 31,	December 31,	December 31,
(in millions of euros)	2020	2019	2018
Prepaid external purchases	651	678	522
Other prepaid operating expenses	199	52	49
Total	850	730	571

(in millions of euros)	2020	2019	2018
Prepaid expenses in the opening balance	730	571	455
Business related variations	171	127	93
Changes in the scope of consolidation	0	65	6
Translation adjustment	(12)	5	0
Reclassifications and other items(1)	(40)	(38)	17
Prepaid expenses in the closing balance	850	730	571

(1)	Including the effect of the reclassification of prepaid expenses as costs to fulfill contracts (see Note 5.4).

Trade payables

6.6    Trade payables

(in millions of euros)	2020	2019	2018
Trade payables in the opening balance	6,682	6,736	6,527
Business related variations	(122)	(85)	189
Changes in the scope of consolidation	1	36	18
Translation adjustment	(80)	27	1
Reclassifications and other items	(6)	(32)	1
Trade payables in the closing balance	6,475	6,682	6,736
o/w trade payables from telecoms activities	6,395	6,580	6,635
o/w trade payables from Mobile Financial Services	80	102	101

Supplier payment terms are mutually agreed between the suppliers and Orange in accordance with the rules in force. Certain key suppliers and Orange have agreed to a flexible payment schedule which, for certain invoices, can be extended up to six months.

Trade payables for goods and services and fixed assets that were subject to a payment extension, and which had an impact on the change in working capital requirements at the end of the period, amounted to approximately 435 million euros at December 31, 2020, 525 million euros at the end of 2019 and 325 million euros at the end of 2018.

Accounting policies

Trade payables resulting from trade transactions and settled in the normal operating cycle are classified as current items. They include those that have been financed by the supplier (with or without notification of transfer to financial institutions) under direct or reverse factoring, and those for which the supplier proposed an extended payment period to Orange and for which Orange confirmed the payment arrangement under the agreed terms. Orange considers these financial liabilities to carry the characteristics of trade payables, in particular due to the ongoing trade relationship, the payment schedules ultimately consistent with the operational cycle of a telecommunications operator in particular for the purchase of primary infrastructures, the supplier’s autonomy in the anticipated relationship and a financial cost borne by Orange that corresponds to the compensation of the supplier for the extended payment schedule agreed.

For payables without specified interest rates, they are measured at nominal value if the interest component is negligible. For interest bearing payables, the measurement is at amortized cost.

Other liabilities

6.7    Other liabilities

(in millions of euros)	December 31,	December 31,	December 31,
	2020	2019	2018
Provisions for litigations (1)	525	643	572
Cable network access fees (URI)	59	103	152
Submarine cable consortium (2)	258	168	130
Security deposits received	134	147	160
Orange Money – units in circulation (2)	823	613	497
Other	775	774	739
Total	2,574	2,448	2,250
o/w other non-current liabilities	307	353	462
o/w other current liabilities	2,267	2,095	1,788

(1)	See Note 6.2.
(2)	These liabilities are offset by the receivables of the same amount (see accounting policies in Note 5.6).

(in millions of euros)	2020	2019	2018
Other liabilities in the opening balance	2,448	2,250	2,456
Business related variations	176	190	(166)
Changes in the scope of consolidation	—	12	16
Translation adjustment	(35)	4	(2)
Reclassifications and other items	(15)	(8)	(54)
Other liabilities in the closing balance	2,574	2,448	2,250

Related party transactions

6.8    Related party transactions

Orange does not purchase goods or services from the French State (either directly or via Bpifrance Participations), except the use of spectrum resources. These resources are allocated after a competitive process.